Revenue from contracts with customers	12 Months Ended
Dec. 31, 2018
Revenue from contracts with customers
(a)	Change in Accounting Policy

On January 1, 2018, the Group adopted ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” using the modified retrospective method for contracts that were not completed as of January 1, 2018. Results on the consolidated statement of operations and comprehensive income / (loss) for reporting periods beginning after December 31, 2017 are presented under this new pronouncement, while prior period amounts reported on the consolidated statement of operations and comprehensive income / (loss) are not adjusted and continue to be reported under the accounting standard Revenue Recognition Topic 605, which was in effect for prior periods. In connection with the adoption of this ASU, certain changes have been made to the consolidated balance sheet. The accounts previously named “Costs and estimated earnings in excess of billings on uncompleted contracts” and “Billings in excess of costs and estimated earnings on uncompleted contracts” have been renamed “Contract assets” and “Contract liabilities”, respectively. The adoption of this pronouncement did not have a material impact on financial position, results of operation, or cash flows.

(b)	Disaggregation of Revenue

A majority of the Group’s revenues are earned through contracts with customers that normally provide for payment upon completion of specified work or delivery of goods as identified in the contract. Although there is considerable variation in the terms of these contracts, they are primarily structured as fixed-price contracts, under which the Group agrees to do the entire project for a fixed amount, or delivery of goods, under which the Group agrees to deliver certain goods as specified in the contract.

The component of the Group’s revenue for the year ended December 31, 2018 were as follows:

2018
US$’000
Fixed price	20,104

(c)	Contract Balances

The timing of revenue recognition, billings and cash collections results in receivables, net and costs and estimated earnings in excess of billings on uncompleted contracts (contract assets) on the consolidated balance sheet. In the Group's engineering segment, amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Generally, billing occurs subsequent to revenue recognition, resulting in contract assets. However, the Group sometimes receives advances or deposits from its customers, before revenue is recognized, resulting in billings in excess of costs and estimated earnings on uncompleted contracts (contract liabilities). These assets and liabilities are reported on the consolidated balance sheet on a contract-by-contract basis at the end of each reporting period. Changes in the contract asset and liability balances during the year ended December 31, 2018 and 2017, were not materially impacted by any other factors.

The two tables below set forth the costs incurred and earnings accrued on uncompleted contracts (revenues) compared with the billings on those contracts through December 31, 2018 and 2017 and reconcile the net excess billings to the amounts included in the consolidated balance sheets at those dates.

	2018	2017
	US$’000	US$’000

Costs incurred and estimated earnings on uncompleted contracts	6,354	6,342
Billings on uncompleted contracts	(6,825)	(7,868)
Excess of billings over costs incurred and estimated earnings	(471)	(1,526)

	2018	2017
	US$’000	US$’000

Costs and estimated earnings in excess of billings on uncompleted contracts	899	194
Billings in excess of costs and estimated earnings on uncompleted contracts	(1,370)	(1,720)
Net amount of billings in excess of costs and estimated earnings on uncompleted contracts	(471)	(1,526)

Revenues recognized and billings on uncompleted contracts include cumulative amounts recognized as revenues and billings in prior years.

ZHEJIANG TIANLAN
Revenue from contracts with customers
(a)	Change in accounting policy

On January 1, 2018, the Group adopted ASU No. 2014-09, “Revenue from Contracts with Customers (Topic 606)” using the modified retrospective method for contracts that were not completed as of January 1, 2018. Results on the consolidated statement of operations for reporting periods beginning after December 31, 2017 are presented under this new pronouncement, while prior period amounts reported on the consolidated statement of operations are not adjusted and continue to be reported under the accounting standard Revenue Recognition Topic 605, which was in effect for prior periods. In connection with the adoption of this ASU, certain changes have been made to the consolidated balance sheet. The accounts previously named “Costs and estimated earnings in excess of billings on uncompleted contracts” and “Billings in excess of costs and estimated earnings on uncompleted contracts” have been renamed “Contract assets” and “Contract liabilities”, respectively. The adoption of this pronouncement did not have a material impact on financial position, results of operation, or cash flows.

(b)	Contract balances

The timing of revenue recognition, billings and cash collections results in receivables, net and costs and estimated earnings in excess of billings on uncompleted contracts (contract assets) on the consolidated balance sheet. In the Group's construction and installation segment, amounts are billed as work progresses in accordance with agreed-upon contractual terms, either at periodic intervals or upon achievement of contractual milestones. Generally, billing occurs subsequent to revenue recognition, resulting in contract assets. However, the Group sometimes receives advances or deposits from its customers, before revenue is recognized, resulting in billings in excess of costs and estimated earnings on uncompleted contracts (contract liabilities). These assets and liabilities are reported on the consolidated balance sheet on a contract-by-contract basis at the end of each reporting period. Changes in the contract asset and liability balances during the year ended December 31, 2018 and 2017, were not materially impacted by any other factors.